LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
LEASES
Expenses relating to short-term assets	R$ 5,559	R$ 1,038
Expenses relating to low-value assets	946	571
Total amount recognized	R$ 6,505	R$ 1,609